Summary of Significant Accounting Policies - Allowance for doubtful accounts (Details)	12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0	$ 0	$ 0
Employee benefit expenses
Employee benefit expenses	51,664	41,207	79,056	65,076
Selling and marketing expenses:
Advertising and promotion costs	939,878	893,754	1,319,969	779,162
Research and development costs
Research and development costs capitalized	$ 0	$ 0	$ 0	$ 0
Value added tax ("VAT")
Value-added tax rate (in percent)	6.00%
Foreign currency translation
Year-end spot rate			6.7335	6.2881	6.5712	6.5712	7.0851	7.0851
Average rate			6.7317	6.6021	6.7720	6.7720	6.9655	6.9655
Segment reporting
Reportable segment | segment	1		1
Concentration of risks
RMB denominated cash and cash equivalents			$ 10,362,283	$ 4,896,067	¥ 14,716,652	$ 17,453,360	¥ 11,931,714	$ 11,931,714